Allowance for Loan Losses (Loan Portfolio Summarized by Categories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	$ 506,197	$ 486,161
Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	116,153	102,822
Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	390,044	383,339
Pass [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	459,555	443,771
Pass [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	105,664	99,886
Pass [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	353,891	343,885
Special Mention [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	32,652	20,864
Special Mention [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	7,681	28
Special Mention [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	24,971	20,836
Substandard [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	13,512	19,918
Substandard [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	2,808	2,908
Substandard [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	10,704	17,010
Doubtful [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	478	1,608
Doubtful [Member] | Commercial [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio
Doubtful [Member] | Commercial loans secured by real estate [Member]
Loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard and Doubtful within the internal risk rating system
Loan portfolio	$ 478	$ 1,608